PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,373	$ 2,362
Service cost	18	18
Interest cost	47	55
Expenses paid	(143)	(322)
Exchange rates differences	(124)	56
Actuarial loss (gain)	(48)	204
Projected benefit obligation at end of year	$ 2,123	$ 2,373